PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 81.9% of Net Assets

Non-Convertible Bonds – 75.8%

	ABS Other – 0.1%
$1,195,386	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$369,087
535,622	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	54,709
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
502,620	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(a)(c)(f)	397,738

		821,534

	Aerospace & Defense – 2.3%
115,000	Boeing Co. (The), 3.100%, 5/01/2026	117,183
40,000	Boeing Co. (The), 3.250%, 2/01/2035	36,472
260,000	Boeing Co. (The), 3.550%, 3/01/2038	236,782
20,000	Boeing Co. (The), 3.625%, 3/01/2048	17,575
145,000	Boeing Co. (The), 3.750%, 2/01/2050	130,188
520,000	Boeing Co. (The), 3.850%, 11/01/2048	464,971
525,000	Boeing Co. (The), 3.950%, 8/01/2059	460,068
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	5,505,500
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	106,750
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,119,525
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	934,893
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	909,049
1,025,000	TransDigm, Inc., 5.500%, 11/15/2027	894,517
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,401,632
75,000	TransDigm, Inc., 7.500%, 3/15/2027	71,962
4,125,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	4,335,334

		16,742,401

	Airlines – 2.5%
392,999	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	355,668

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Airlines – continued
$25,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	$11,622
7,632,585	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	5,048,800
676,088	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	508,770
162,947	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	143,517
2,812,339	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,971,421
1,613,306	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,206,769
1,037,124	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	720,378
104,541	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	100,321
3,140,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	3,147,850
762,369	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	631,592
556,840	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	512,254
1,384,261	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,172,399
503,705	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	425,842
1,223,204	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,122,105
829,103	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	600,685

		17,679,993

	Automotive – 6.4%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,260,475
865,000	Dana, Inc., 5.625%, 6/15/2028	858,686
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,331,192
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,513,265
165,000	Ford Motor Co., 6.625%, 2/15/2028	162,918
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,259,272
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	5,215,137
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,716,969
10,375,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,878,867

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Automotive – continued
$1,735,000	General Motors Co., 5.200%, 4/01/2045	$1,680,484
185,000	General Motors Co., 6.250%, 10/02/2043	196,594
6,750,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	6,569,534
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,233,790
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,122,376
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,699,080
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	372,443

		46,071,082

	Banking – 8.7%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,478,712
1,130,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	1,236,672
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	6,434,213
2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,546,194
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	409,897
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,945,578
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(g)	1,080,000
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	218,313
6,560,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	4,905,359
7,680,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	8,970,227
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	1,014,554
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,386,017
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,208,020
300,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	345,924
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	14,092,563
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	2,972,858
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,150,680
2,300,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 2.628%(g)(h)	2,097,071
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,186,499

		62,679,351

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Brokerage – 1.3%
$200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	$176,000
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,499,836
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,500,071
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,118,116

		9,294,023

	Building Materials – 0.4%
360,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	345,600
213,000	Masco Corp., 6.500%, 8/15/2032	258,825
380,000	Masco Corp., 7.750%, 8/01/2029	487,457
260,000	Owens Corning, 4.400%, 1/30/2048	270,675
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,517,975

		2,880,532

	Cable Satellite – 2.2%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,701,917
2,245,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,346,025
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	6,279,892
270,000	DISH DBS Corp., 7.750%, 7/01/2026	286,200
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	399,263
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,973,310
2,482,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,513,177

		15,499,784

	Chemicals – 0.5%
2,745,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	2,305,800
1,400,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,420,972

		3,726,772

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Construction Machinery – 0.2%
$965,000	Toro Co. (The), 6.625%, 5/01/2037(c)(f)	$1,181,257
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	404,875

		1,586,132

	Consumer Products – 0.5%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	994,400
2,140,000	Whirlpool Corp., 4.600%, 5/15/2050	2,436,336

		3,430,736

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	47,128
165,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(g)	128,878

		176,006

	Electric – 1.3%
1,513,781	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,831,757
255,000	Edison International, 4.950%, 4/15/2025	279,436
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,813,742
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	5,059,804
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	138,656

		9,123,395

	Finance Companies – 5.3%
1,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,781,913
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,200,366
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 2.969%, 1/15/2067, 144A(a)(c)(d)(h)	79,836
2,815,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,700,123
5,590,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	5,771,513
1,400,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,423,455

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Finance Companies – continued
$1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	$1,698,008
4,668,000	Navient Corp., 5.500%, 1/25/2023	4,475,445
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,666,400
31,725(††)	Navient Corp., 6.000%, 12/15/2043	640,131
5,185,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,992,450
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,605,000
1,720,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	1,774,834
910,000	Quicken Loans LLC, 5.750%, 5/01/2025, 144A	930,284
2,595,000	Springleaf Finance Corp., 6.875%, 3/15/2025	2,662,308

		38,402,066

	Financial Other – 0.4%
2,450,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	2,589,331

	Food & Beverage – 0.7%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,814,357
2,635,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,585,304

		5,399,661

	Government Owned - No Guarantee – 0.3%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	2,186,900

	Healthcare – 4.1%
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,363,000
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,283,840
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,644,625
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,749,600
900,000	HCA, Inc., 7.690%, 6/15/2025	1,026,000
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,553,000
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,369,500
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	505,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Healthcare – continued
$4,530,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	$4,372,401
4,005,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	3,974,963
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,570,875

		29,413,054

	Home Construction – 1.2%
595,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	577,150
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	4,511,920
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,533,400
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,405

		8,637,875

	Independent Energy – 2.6%
720,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	676,241
1,898,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,618,045
644,000	California Resources Corp., 5.500%, 9/15/2021(c)(e)(f)	6,440
86,000	California Resources Corp., 6.000%, 11/15/2024(c)(f)(i)	860
6,075,000	California Resources Corp., 8.000%, 12/15/2022, 144A(c)(f)(i)	239,173
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(c)(f)(i)	77,625
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023(c)(f)(i)	9,872
3,730,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(c)(f)(i)	83,925
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,757,838
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	622,180
22,000	Continental Resources, Inc., 5.000%, 9/15/2022	21,615
1,105,000	Montage Resources Corp., 8.875%, 7/15/2023	872,950
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	5,690,290
2,395,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,392,006
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	227,700
3,068,000	SM Energy Co., 10.000%, 1/15/2025, 144A	2,914,692

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Independent Energy – continued
$1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	$945,000
265,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	160,325
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(c)(f)(i)	188,650
280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(c)(f)(i)	48,600

		18,554,027

	Life Insurance – 2.9%
160,000	American International Group, Inc., 4.125%, 2/15/2024	178,376
130,000	American International Group, Inc., 4.875%, 6/01/2022	140,316
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(g)	4,754,500
560,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	509,020
2,870,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	3,185,694
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,546,710
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	3,172,325
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,719,664
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,402,112
1,000,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	1,097,450

		20,706,167

	Media Entertainment – 0.5%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	769,938
2,365,000	ViacomCBS, Inc., 4.950%, 5/19/2050	2,634,202

		3,404,140

	Metals & Mining – 2.1%
6,630,000	ArcelorMittal S.A., 7.000%, 3/01/2041	7,754,116
3,300,000	ArcelorMittal S.A., 7.250%, 10/15/2039	3,943,500
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,471,975
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	191,500
1,195,000	United States Steel Corp., 6.650%, 6/01/2037	776,750

		15,137,841

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Midstream – 2.8%
$575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	$517,500
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,356,192
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,662,063
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,310,000
250,000	Kinder Morgan, Inc., GMTN, 7.800%, 8/01/2031	339,302
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	2,619,850
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,298,950
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	115,947
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	123,223
1,295,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(c)(f)(g)	168,285
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	9,365,406

		19,876,718

	Oil Field Services – 0.8%
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	101,250
4,660,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	4,241,055
400,000	Transocean, Inc., 5.800%, 10/15/2022	214,000
3,095,000	Transocean, Inc., 6.800%, 3/15/2038(c)(f)	889,627
160,000	Transocean, Inc., 7.500%, 4/15/2031(c)(f)	44,800

		5,490,732

	Packaging – 1.7%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,564,500
905,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	941,200

		12,505,700

	Paper – 1.9%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,698,476
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,197,465
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	497,682
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,463,861

		13,857,484

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Property & Casualty Insurance – 1.8%
$1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.479%, 1/15/2033, 144A(e)(h)	$652,000
7,295,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	7,780,272
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,541,921
840,000	Radian Group, Inc., 4.500%, 10/01/2024	810,600
485,000	Radian Group, Inc., 4.875%, 3/15/2027	455,900

		13,240,693

	REITs - Hotels – 0.2%
60,000	Service Properties Trust, 3.950%, 1/15/2028	48,315
635,000	Service Properties Trust, 4.350%, 10/01/2024	572,328
180,000	Service Properties Trust, 4.500%, 6/15/2023	172,338
100,000	Service Properties Trust, 4.650%, 3/15/2024	90,371
80,000	Service Properties Trust, 4.750%, 10/01/2026	70,776
290,000	Service Properties Trust, 4.950%, 2/15/2027	254,508

		1,208,636

	Retailers – 0.6%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,026,886
540,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	546,075
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(c)(f)(i)	3,965
3,095,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	2,692,650

		4,269,576

	Supermarkets – 0.2%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	705,097
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	779,000

		1,484,097

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Non-Convertible Bonds – continued

		Technology – 1.1%
$2,095,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	$2,569,038
3,680,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	3,578,800
463,200		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	560,514
689,000		Seagate HDD Cayman, 4.091%, 6/01/2029, 144A	719,150
637,000		Seagate HDD Cayman, 4.875%, 6/01/2027	690,842

			8,118,344

		Transportation Services – 0.6%
2,500,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024(c)(f)	1,852,775
2,235,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	2,444,548

			4,297,323

		Treasuries – 15.6%
13,195,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	9,728,105
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	1,875,600
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	983,315
847,500	(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	4,061,931
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,883,243
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	772,479
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	7,616,491
10,220,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	1,096,276
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,034,442
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	3,141,973
19,835,000		U.S. Treasury Bond, 1.250%, 5/15/2050	19,057,871
14,300,000		U.S. Treasury Bond, 3.000%, 8/15/2048	19,665,852
12,375,000		U.S. Treasury Note, 1.500%, 10/31/2021	12,593,496
26,680,000		U.S. Treasury Note, 1.500%, 11/30/2021	27,180,250

			112,691,324

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Wireless – 0.4%
$72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$3,177,290

	Wirelines – 1.6%
1,170,000	AT&T, Inc., 4.500%, 3/09/2048	1,383,033
1,475,000	AT&T, Inc., 4.550%, 3/09/2049	1,739,055
210,000	Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	207,219
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	192,262
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, 144A, (CAD)	725,359
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	718,630
145,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	151,344
1,015,000	Qwest Corp., 7.250%, 9/15/2025	1,151,441
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,945,730
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,138,775
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	729,358
450,000	Telefonica Emisiones S.A., 4.570%, 4/27/2023	494,165
750,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,125,367

		11,701,738

	Total Non-Convertible Bonds (Identified Cost $559,509,147)	546,062,458

Convertible Bonds – 5.3%

	Cable Satellite – 2.1%
13,430,000	DISH Network Corp., 2.375%, 3/15/2024	12,017,789
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,715,796

		15,733,585

	Independent Energy – 0.1%
8,530,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(c)(f)(i)	225,021
792,000	Whiting Petroleum Corp., 1.250%, 4/01/2020(a)(c)(f)(i)	152,460

		377,481

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Convertible Bonds – continued

	Pharmaceuticals – 0.1%
$400,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$488,824
125,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	145,471

		634,295

	REITs - Diversified – 0.2%
1,530,000	iStar, Inc., 3.125%, 9/15/2022	1,628,494

	Technology – 2.8%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	4,350,882
175,000	Evolent Health, Inc., 2.000%, 12/01/2021	152,359
1,235,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,457,349
1,365,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,903,916
8,194,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,602,278
1,705,000	Western Digital Corp., 1.500%, 2/01/2024	1,602,758

		20,069,542

	Total Convertible Bonds (Identified Cost $42,846,685)	38,443,397

Municipals – 0.8%
	Michigan – 0.2%
1,450,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	1,452,320

	Virginia – 0.6%
4,080,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	3,906,641

	Total Municipals (Identified Cost $5,512,920)	5,358,961

	Total Bonds and Notes (Identified Cost $607,868,752)	589,864,816

Shares
Common Stocks – 9.2%
	Automobiles – 0.3%
341,305	Ford Motor Co.	2,075,134

	Chemicals – 0.2%
159,649	Hexion Holdings Corp., Class B(e)	1,127,601

	Diversified Telecommunication Services – 3.5%
836,745	AT&T, Inc.	25,294,801

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – 1.3%
375,812	Corning, Inc.	$9,733,531

	Media – 0.0%
97,654	Clear Channel Outdoor Holdings, Inc.(e)	101,560
4,700	iHeartMedia, Inc., Class A(e)	39,245

		140,805

	Oil, Gas & Consumable Fuels – 0.0%
939	Battalion Oil Corp.(e)	8,921
271	Chesapeake Energy Corp.(a)(d)(e)	—
11,108	Paragon Offshore Ltd., Litigation Units, Class A(a)(b)(c)(d)(e)	—
16,662	Paragon Offshore Ltd., Litigation Units, Class B(b)(e)	49,986

		58,907

	Pharmaceuticals – 3.9%
477,213	Bristol-Myers Squibb Co.	28,060,125

	Total Common Stocks (Identified Cost $70,969,758)	66,490,904

Preferred Stocks – 1.2%

Convertible Preferred Stocks – 1.1%

	Banking – 0.5%
2,844	Bank of America Corp., Series L, 7.250%	3,817,217

	Independent Energy – 0.0%
10,213	Chesapeake Energy Corp., 4.500%(a)(c)(d)	—
14,180	Chesapeake Energy Corp., 5.000%(a)(c)(d)	—
660	Chesapeake Energy Corp., 5.750%, 144A(a)(c)(d)	—

		—

	Midstream – 0.6%
96,065	El Paso Energy Capital Trust I, 4.750%	4,271,050

	Total Convertible Preferred Stocks (Identified Cost $8,653,390)	8,088,267

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,342)	481,010

	Total Preferred Stocks (Identified Cost $8,899,732)	8,569,277

Warrants – 0.0%
35,319	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $857,522)	309,041

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 7.7%
$645,083,591	Central Bank of Iceland, 0.000%, (ISK)(h)(j)	$4,664,716
20,780,669	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $20,780,669 on 7/01/2020 collateralized by $18,774,500 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2024 valued at $21,196,332 including accrued interest(k)	20,780,669
30,000,000	U.S. Treasury Bills, 0.160%, 12/24/2020(l)	29,975,800

	Total Short-Term Investments (Identified Cost $56,007,761)	55,421,185

	Total Investments – 100.0% (Identified Cost $744,603,525)	720,655,223
	Other assets less liabilities – (0.0)%	(7,051)

	Net Assets – 100.0%	$720,648,172

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$5,571,073	0.8%	$503,632	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Securities subject to restriction on resale. At June 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$1,195,386	$369,087	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	535,622	54,709	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	1,445,707	—	—
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	73,304	—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,466,032	49,986	Less than 0.1%

(c)	Illiquid security.

(d)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $503,632 or 0.1% of net assets.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $5,571,073 or 0.8% of net assets.
(g)	Perpetual bond with no specified maturity date.
(h)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Security callable by issuer at any time. No specified maturity date.
(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $120,973,882 or 16.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$821,534	(a)(b)	$821,534
Finance Companies	640,131	37,682,099	79,836	(c)	38,402,066
All Other Non-Convertible Bonds*	—	506,838,858	—		506,838,858

Total Non-Convertible Bonds	640,131	544,520,957	901,370		546,062,458

Convertible Bonds
Independent Energy	—	225,021	152,460	(d)	377,481
All Other Convertible Bonds*	—	38,065,916	—		38,065,916

Total Convertible Bonds	—	38,290,937	152,460		38,443,397

Municipals*	—	5,358,961	—		5,358,961

Total Bonds and Notes	640,131	588,170,855	1,053,830		589,864,816

Common Stocks
Chemicals	—	1,127,601	—		1,127,601
Oil, Gas & Consumable Fuels	8,921	49,986	—	(b)	58,907
All Other Common Stocks*	65,304,396	—	—		65,304,396

Total Common Stocks	65,313,317	1,177,587	—		66,490,904

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	—	(b)	—
All Other Convertible Preferred Stocks*	8,088,267	—	—		8,088,267

Total Convertible Preferred Stocks	8,088,267	—	—		8,088,267

Non-Convertible Preferred Stocks*	—	481,010	—		481,010

Total Preferred Stocks	8,088,267	481,010	—		8,569,277

Warrants	—	309,041	—		309,041
Short-Term Investments	—	55,421,185	—		55,421,185

Total	$74,041,715	$645,559,678	$1,053,830		$720,655,223

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($397,738) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($423,796).
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,221,216	(a)	$—	$30	$(957,814)	$69,863	$(94,892)	$583,131	$—	$821,534	(a)	$(951,458)
Finance Companies	146,303		110	—	(66,577)	—	—	—	—	79,836		(66,577)
Independent Energy	55,800	(a)	3,621	(162,995)	103,574	—	—	—	—	—		—
Convertible Bonds
Independent Energy	—		22,824	—	(633,094)	87,850	—	674,880	—	152,460		(633,094)
Common Stocks
Oil, Gas & Consumable Fuels	111	(a)	—	(52,173)	(1,787,946)	1,840,018	(10)	—	—	—	(a)	(1,834,826)
Preferred Stocks
Independent Energy	231,178		—	—	(1,208,564)	—	—	977,386	—	—	(a)	(1,208,564)

Total	$1,654,608		$26,555	$(215,138)	$(4,550,421)	$1,997,731	$(94,902)	$2,235,397	$—	$1,053,830		$(4,694,519)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

Debt securities valued at $1,258,011 were transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A preferred stock valued at $538,840 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A preferred stock valued at $438,546 was transferred from Level 1 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	15.6%
Banking	9.2
Automotive	6.4
Finance Companies	5.3
Cable Satellite	4.3
Healthcare	4.1
Pharmaceuticals	4.0
Technology	3.9
Diversified Telecommunication Services	3.5
Midstream	3.4
Life Insurance	2.9
Independent Energy	2.7
Airlines	2.5
Aerospace & Defense	2.3
Metals & Mining	2.1
Other Investments, less than 2% each	20.1
Short-Term Investments	7.7

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%